Lease	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Lease

9. Lease

Operating leases as lessor

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2021, the minimum future rental income to be received is as follows:

Year ending March 31, 2022	$822
Year ending March 31, 2023	-
Total minimum future rental income	$822

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss):

	March 31,
	2020	2021
Operating lease income	$1,564	$2,026
Other information:
Operating cash flows from operating leases as lessor	1,552	1,954

Operating leases as lessee

The Company leases premises and warehouses under various operating leases, certain of which contain escalation clauses. As of March 31, 2020 and March 31, 2021, the Company had 2 operating lease arrangements with lease terms over 1 year and future total lease payments of $104 and $81 respectively. The Company did not recognize any ROU assets and operating lease liabilities in the consolidated balance sheets. Rental expenses under operating leases included in the consolidated statements of comprehensive income (loss) were $72, $74 and $71 for the years ended March 31, 2019, 2020 and 2021, respectively.

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income (loss) for the year ended March 31, 2021. Lease costs are included in selling, general and administrative expense on the Company’s consolidated statements of comprehensive income (loss).

	March 31,
	2020	2021
Operating lease costs	$74	$71
Total leases costs	74	71

	March 31,
	2020	2021
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease
Operating cash flows from operating leases	$60	$71